S000004439 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	245 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Microcap Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.98%	7.32%	9.58%
iShares Micro-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent	22.80%	7.07%	9.40%
Performance Inception Date				Aug. 12, 2005
iShares Micro-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.38%	6.75%	9.05%
iShares Micro-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.64%	5.45%	7.60%